LAW OFFICES OF
DERENTHAL & DANNHAUSER LLP
LAKE MERRITT PLAZA
1999 HARRISON STREET, 26TH FLOOR
OAKLAND, CALIFORNIA 94612
(510) 350-3070
FACSIMILE: (510) 834-8309

August 15, 2012

BY EDGAR

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	ATEL Growth Capital Fund 8, LLC (the "Company") Acceleration Requests Registration Statement on Form S-1 SEC File No. 333-178629

Dear Ms. Long:

Concurrently with this letter we are filing by EDGAR requests to accelerate the effectiveness of the above-referenced registration statement to August 20, 2012, or as soon thereafter as may be practicable.  The enclosed copies are provided for your convenience.

Please contact me with any questions or comments you may have concerning this filing.

Very truly yours,

                     /s/ Paul J. Derenthal

Paul J. Derenthal

cc:	Mr. Rufus Decker, Accounting Branch Chief
Ms. Nudrat Salik, Staff Accountant
Ms. Sherry Haywood, Staff Attorney
Division of Corporation Finance
Securities and Exchange Commission

Mr. Dean L. Cash
Mr. Paritosh Choksi
Mr. Samuel Schussler
Vasco Morais, Esq.